Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	11,980,366	11,980,366
Common stock, shares outstanding	$ 10,242,460	$ 10,242,460